Leases (Tables)	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of Lease Rental Income

The Company’s lease rental income for the three months ended March 31, 2023 and 2022 were as follows:

	Three Months Ended March 31,
	2023			2022
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$141,078	$10,374	$151,452	$148,831	$12,356	$161,187
Interest income on net investment in finance leases	26,487	—	26,487	27,458	—	27,458
Interest income on container leaseback financing receivable	11,838	—	11,838	7,019	—	7,019
Variable lease revenue	4,388	736	5,124	2,769	285	3,054
Total lease rental income	$183,791	$11,110	$194,901	$186,077	$12,641	$198,718

Schedule of Components of Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases as of March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022
Future minimum lease payments receivable	$2,428,809	$2,487,365
Residual value of containers	47,076	47,686
Less: unearned income	(687,452)	(713,736)
Net investment in finance leases (1)	1,788,433	1,821,315
Less: Allowance for credit losses	(925)	(1,279)
Net investment in finance leases, net (2)	$1,787,508	$1,820,036
Amounts due within one year	130,381	130,913
Amounts due beyond one year	1,657,127	1,689,123
Net investment in finance leases, net	$1,787,508	$1,820,036

(1)
One major customer represented 81.1% and 80.8% of the Company’s finance leases portfolio as of March 31, 2023 and December 31, 2022, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.

(2)
As of March 31, 2023 and December 31, 2022, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,599,226 and $1,659,155, respectively, and was measured using Level 2 inputs.

Schedule of Components of Container Leaseback Financing Receivable

The following table represents the components of the container leaseback financing receivable as of March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022
Future minimum payments receivable	$1,154,658	$1,179,515
Less: unearned income	(342,871)	(354,769)
Container leaseback financing receivable (1)	811,787	824,746
Less: Allowance for credit losses	(74)	(114)
Container leaseback financing receivable, net (2)	$811,713	$824,632
Amounts due within one year	54,710	53,652
Amounts due beyond one year	757,003	770,980
Container leaseback financing receivable, net	$811,713	$824,632

(1)
One major customer represented 97.7% and 97.4% of the Company’s container leaseback financing receivable portfolio as of March 31, 2023 and December 31, 2022, respectively.

(2)
As of March 31, 2023 and December 31, 2022, the fair value of container leaseback financing receivable (including the short-term balance) was approximately $705,128 and $732,951, respectively, and was measured using Level 2 inputs.